ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 4,000	$ 3,381	$ 2,209
Increase in tax positions for prior years		4	243
Decrease in tax positions for prior years	(366)
Increase in tax positions due to acquisitions			362
Increase in tax positions for current year	1,326	1,107	905
Settlements with taxing authorities		(2)	(32)
Lapse in statute of limitations	(582)	(490)	(306)
Gross unrecognized tax benefits end of year	4,378	4,000	3,381
Income tax penalties and interest accrued	500	$ 700	$ 600
Increase in unrecognized tax benefits is reasonably possible	$ 800